THE DIVERSIFIED INVESTORS FUNDS GROUP AND
THE DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS (THE “FUNDS”)
Supplement dated December 28, 2007 to the Prospectus
dated May 1, 2007, as previously supplemented
The following supplements, amends and replaces certain information in the Prospectus:
     Effective January 1, 2008, the Funds’ investment adviser, Transamerica Fund Advisors, Inc. (“TFAI”) will be renamed Transamerica Asset Management, Inc. (“TAM”). Accordingly, throughout the Funds’ prospectus, all references to Transamerica Fund Advisors, Inc. will be changed to Transamerica Asset Management, Inc. and all references to TFAI will be changed to TAM.
* * *
INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.
2891 (rev. 12/07)

THE DIVERSIFIED INSTITUTIONAL FUNDS GROUP AND
THE DIVERSIFIED INSTITUTIONAL STRATEGIC ALLOCATION FUNDS (THE “FUNDS”)
Supplement dated December 28, 2007 to the Prospectus
dated May 1, 2007, as previously supplemented
The following supplements, amends and replaces certain information in the Prospectus:
     Effective January 1, 2008, the Funds’ investment adviser, Transamerica Fund Advisors, Inc. (“TFAI”) will be renamed Transamerica Asset Management, Inc. (“TAM”). Accordingly, throughout the Funds’ prospectus, all references to Transamerica Fund Advisors, Inc. will be changed to Transamerica Asset Management, Inc. and all references to TFAI will be changed to TAM.
* * *
          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.
3155 (rev. 12/07)

THE DIVERSIFIED INVESTORS FUNDS GROUP
THE DIVERSIFIED INSTITUTIONAL FUNDS GROUP
THE DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS
THE DIVERSIFIED INSTITUTIONAL STRATEGIC ALLOCATION FUNDS (THE “FUNDS”)
Supplement dated December 28, 2007 to the Statement of Additional Information
dated May 1, 2007, as previously supplemented
The following supplements, amends and replaces certain information in the Statement of Additional Information:
     Effective January 1, 2008, the Funds’ investment adviser, Transamerica Fund Advisors, Inc. (“TFAI”) will be renamed Transamerica Asset Management, Inc. (“TAM”). Accordingly, throughout the Funds’ statement of additional information, all references to Transamerica Fund Advisors, Inc. will be changed to Transamerica Asset Management, Inc. and all references to TFAI will be changed to TAM.
* * *
INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.
3157 (rev. 12/07)